Yanfeng Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The preliminary purchase price allocation, which is subject to change and may be subsequently adjusted to reflect final valuation results and other adjustments, is shown below.

Purchase price	$297
Cash acquired	(31)
Purchase price net of cash acquired	$266

Assets Acquired:
Accounts receivable	$210
Inventories	100
Property and equipment	137
Contractually reimbursable engineering costs	77
Intangible assets	16
Other assets acquired	24
Total assets acquired	$564
Liabilities Assumed:
Accounts payable	$176
Other liabilities assumed	81
Total liabilities assumed	$257
Non-controlling interests	41
Total purchase price allocation	$266
The preliminary purchase price allocation, which is subject to change and may be subsequently adjusted to reflect final valuation results and other adjustments, is shown below.

Purchase price	$46

Property and equipment	$30
Intangible assets	8
Goodwill	8
Total purchase price allocation	$46
Visteon determined the purchase price of YFVE to be $293 million, representing the aggregate of the consideration transferred to acquire the additional 11% ownership interest in YFVE, the estimated fair value of Visteon's previous 40% equity interest in YFVE, and the estimated fair value of the 49% non-controlling interest in YFVE, as follows:

November 1, 2013
(Dollars in Millions)
Cash paid for additional 11% interest in YFVE	$58
Fair value of Visteon's previous 40% equity interest in YFVE	97
Fair value of 49% non-controlling interest in YFVE	138
Total YFVE purchase price	$293

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The total YFVE purchase price of $293 million was allocated to the Visteon consolidated statement of financial position, as follows:

November 1, 2013
(Dollars in Millions)
Total YFVE purchase price	$293
Cash and equivalents	96
Accounts receivable	75
Inventories	42
Other current assets	60
Property and equipment	42
Equity in net assets of non-consolidated affiliates	31
Intangible assets	105
Other non-current assets	2
Short-term debt	(34)
Accounts payable	(106)
Accrued employee liabilities	(9)
Other current liabilities	(43)
Other non-current liabilities	(19)
Goodwill	$51